UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Fort Hill Capital LLC

Address: 2 Jericho Plaza
         Jericho, NY 11753

13F File Number: 28-5535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Allen Jebsen
Title:   Managing Member
Phone:   (516) 719-8686


Signature, Place and Date of Signing:

/s/ Allen Jebsen                 Jericho, New York              MAY 15, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
                  NONE

                                                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $147,144
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                      FORM 13F INFORMATION TABLE




NANE OF ISSUER                      TITLE OF  CUSIP/ISIN      VALUE   SHRS OR    SH/ PUT/  Investment  Other     Voting
                                    CLASS                   (x$1000)  PRN AMT    PRN CALL  Discretion  Manager  Authority

Abbott Labs. (ABT)                  Common    002824100       8,265     157,124  SH           Sole        0       Sole
American Express(AXP)               Common    US0258161092      209       5,100  SH           Sole        0       Sole
American Standard (ASD)             Common    029712106       1,769      25,000  SH           Sole        0       Sole
Amvescap PLC                        ORD       GB0001282697      175      12,699  SH           Sole        0       Sole
Apple Computer Inc. (APPL)          Common    037833100       2,391     101,000  SH           Sole        0       Sole
Asbury Automotive Group(ABG)        Common    043436104         610      40,000  SH           Sole        0       Sole
AT&T Corp. (T)                      Common    001957109         818      52,100  SH           Sole        0       Sole
Charles Schwab Corp. (SCH)          Common    808513105      21,903   1,673,300  SH           Sole        0       Sole
Cisco Corp. (CSCO)                  Common    17275R102         280      16,554  SH           Sole        0       Sole
Citigroup Inc. (C)                  Common    172967101      13,316     268,902  SH           Sole        0       Sole
CMGI Inc. (CMGI)                    Common    125750109          54      40,000  SH           Sole        0       Sole
DaimlerChrysler AG (DCX)            Common    DE0007100000    6,453     143,303  SH           Sole        0       Sole
Deutsche Bank ADR (DTBKY)           Common    DE0005140008      311       4,725  SH           Sole        0       Sole
Deutsche Bank Ord (DBKNF)           ORD       DE0005140008    6,628     102,943  SH           Sole        0       Sole
Doubleclick, Inc. (DCLK)            Common    258609304         779      65,000  SH           Sole        0       Sole
Estee Lauder Cos. Inc. CL A         Class A   518439104       3,505     102,600  SH           Sole        0       Sole
Ford Motor Co. Capital Trust        Preferred 345395206        4499       80000  SH           Sole        0       Sole
General Electric Co.(GE)            Common    369604103         375       10000  SH           Sole        0       Sole
Goldman Sachs Group, Inc.           Common    38141G104      22,187     245,841  SH           Sole        0       Sole
Intel Corp. (INTC)                  Common    458140100         985      32,400  SH           Sole        0       Sole
Intl. Business Machs Corp. (IBM)    Common    459200100         708       6,803  SH           Sole        0       Sole
Johnson & Johnson                   Common    US4781601046      255       3,924  SH           Sole        0       Sole
Kimberly-Clark(KMB)                 Common    494368103       2,594      40,000  SH           Sole        0       Sole
Lilly, Eli & Co. (LLY)              Common    532457108       2,896      38,006  SH           Sole        0       Sole
Lucent Technologies Inc. (LU)       Common    549463107       1,580     334,032  SH           Sole        0       Sole
Merck  Co. Inc. (MRK)               Common    589331107       3,057      53,100  SH           Sole        0       Sole
Merck 60 calls exp 1/18/03          Option    5893319AL         138      35,000      Call     Sole        0       Sole
Merrill Lynch & Co. Inc. (MER)      Common    590188108       3,826      69,080  SH           Sole        0       Sole
Morgan Stnly Dean Witter (MWD)      Common    617446448         735      12,821  SH           Sole        0       Sole
Motorola Inc. (MOT)                 Common    620076109       1,990     140,150  SH           Sole        0       Sole
Multex.Com                          Common    625367107          45      10,000  SH           Sole        0       Sole
Netro (NTRO)                        Common    64114R109          84      30,000  SH           Sole        0       Sole
Nokia Corp. Spon Adr (NOK)          ADR       654902204         830      40,000  SH           Sole        0       Sole
Openwave Sys Inc. (OPWV)            Common    683718100          82      12,941  SH           Sole        0       Sole
Pfizer (PFE)                        Common    717081103       1,192      30,000  SH           Sole        0       Sole
Philip Morris Cos. Inc. (MO)        Common    718154107       2,686      51,000  SH           Sole        0       Sole
RCN Corp. (RCNC)                    Common    749361101       3,961   2,809,200  SH           Sole        0       Sole
Schwab 15 calls exp 1/18/03         Option    8069069AC         113      75,000      Call     Sole        0       Sole
Sony(SNE)                           ADR       US8356993076    5,735     110,932  SH           Sole        0       Sole
Steinway Musical Instruments (LVB)  Common    858495104      11,284     586,180  SH           Sole        0       Sole
Sun Microsystems Inc.(SUNW)         Common    866810104         247      28,000  SH           Sole        0       Sole
Texas Instruments Inc. (TXN)        Common    882508104       3,257      98,400  SH           Sole        0       Sole
Travelers Property Casualty Co.     Class A   89420G109        2500     125,000  SH           Sole        0       Sole
Viacom Inc. (VIA/B)                 Class B   925524308       1,837      37,975  SH           Sole        0       Sole
                                                            147,144




02749.0001 #324453